Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 1,614	$ 1,557	$ 1,350
Restricted cash	33,917	$ 60,310
Containers orders placed	$ 59,181